Summary of Impact of Translating Financial Statements of Certain of Company's International Subsidiaries (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Brazil
Foreign Currency Translation [Line Items]
Exchange Rate	3.96	2.69	2.36
Other comprehensive Income (Loss)	$ (74,559)	$ (30,723)	$ (34,451)
Colombia
Foreign Currency Translation [Line Items]
Exchange Rate	3,149.47	2,392.46	1,926.83
Other comprehensive Income (Loss)	$ (8,043)	$ (7,632)	$ (2,969)
Argentina
Foreign Currency Translation [Line Items]
Exchange Rate	12.95	8.55	6.52
Other comprehensive Income (Loss)	$ (30,520)	$ (20,197)	$ (24,845)
Chile
Foreign Currency Translation [Line Items]
Exchange Rate	709.16	606.2	525.5
Other comprehensive Income (Loss)	$ (6,572)	$ (5,580)	$ (3,570)
All Other
Foreign Currency Translation [Line Items]
Other comprehensive Income (Loss)	$ (898)	$ (2,066)	$ (185)
Peru
Foreign Currency Translation [Line Items]
Exchange Rate	3.46	3.05	2.84
Other comprehensive Income (Loss)	$ (4,882)	$ (2,785)	$ (3,685)
Mexico
Foreign Currency Translation [Line Items]
Impact of sale of Mexican subsidiaries on other comprehensive income loss			22,088
Total International Subsidiaries | Cinemark USA, Inc. Stockholder's Equity
Foreign Currency Translation [Line Items]
Other comprehensive Income (Loss)	$ (125,474)	$ (68,983)	$ (47,617)